Geographic Information (Schedule Of Lease Revenue By Segment) (Details)		12 Months Ended
		Dec. 31, 2015 USD ($) country item	Dec. 31, 2014 USD ($) country item	Dec. 31, 2013 USD ($) country item
Segment Reporting Information [Line Items]
Lease revenue		$ 4,991,551,000	$ 3,449,571,000	$ 976,147,000
Total Lease Revenue [Member]
Segment Reporting Information [Line Items]
Number of lessees | item		0	0
Geographic Concentration Risk [Member] | Total Lease Revenue [Member]
Segment Reporting Information [Line Items]
Percentage of lease revenue		100.00%	100.00%	100.00%
China [Member]
Segment Reporting Information [Line Items]
Lease revenue	[1]	$ 656,809,000	$ 427,737,000	$ 78,000,000
China [Member] | Geographic Concentration Risk [Member] | Total Lease Revenue [Member]
Segment Reporting Information [Line Items]
Percentage of lease revenue	[1]	13.20%	12.40%	8.00%
United States Of America [Member]
Segment Reporting Information [Line Items]
Lease revenue		$ 538,686,000	$ 378,693,000	$ 169,282,000
United States Of America [Member] | Geographic Concentration Risk [Member] | Total Lease Revenue [Member]
Segment Reporting Information [Line Items]
Percentage of lease revenue		10.80%	11.00%	17.30%
The Netherlands [Member]
Segment Reporting Information [Line Items]
Lease revenue		$ 98,213,000	$ 62,589,000	$ 0
The Netherlands [Member] | Geographic Concentration Risk [Member] | Total Lease Revenue [Member]
Segment Reporting Information [Line Items]
Percentage of lease revenue		2.00%	1.80%	0.00%
Other Countries [Member]
Segment Reporting Information [Line Items]
Lease revenue	[2]	$ 3,697,843,000	$ 2,580,552,000	$ 728,865,000
Other Countries [Member] | Total Lease Revenue [Member]
Segment Reporting Information [Line Items]
Number of individual countries | country		0	0	0
Other Countries [Member] | Geographic Concentration Risk [Member] | Total Lease Revenue [Member]
Segment Reporting Information [Line Items]
Percentage of lease revenue	[2]	74.00%	74.80%	74.70%
Minimum [Member] | Geographic Concentration Risk [Member] | Total Lease Revenue [Member]
Segment Reporting Information [Line Items]
Percentage of lease revenue		10.00%	10.00%	10.00%
American Airlines [Member] | Total Lease Revenue [Member]
Segment Reporting Information [Line Items]
Number of lessees | item				1
Percentage of lease revenue				10.90%

[1]	Includes Mainland China, Hong Kong and Macau.
[2]	No individual country within this category accounts for more than 10% of our lease revenue.